Additional Information - Financial Statement Schedule I (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	4,261,339,014	3,605,057,489
Ordinary shares, shares outstanding	4,261,339,014	3,605,057,489
Entities with net asset distribution restrictions
BALANCE SHEETS
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	4,261,339,014	3,605,057,489
Ordinary shares, shares outstanding	4,261,339,014	3,605,057,489